Shareholder Report, Holdings (Details)	Feb. 28, 2025
Columbia Global Technology Growth Fund - Class A [Member] | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Columbia Global Technology Growth Fund - Class A [Member] | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Columbia Global Technology Growth Fund - Class A [Member] | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Columbia Global Technology Growth Fund - Class A [Member] | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Columbia Global Technology Growth Fund - Class A [Member] | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Global Technology Growth Fund - Class A [Member] | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Global Technology Growth Fund - Class A [Member] | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Global Technology Growth Fund - Class A [Member] | Lam Research Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Global Technology Growth Fund - Class A [Member] | Taiwan Semiconductor Manufacturing Co., Ltd., ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Global Technology Growth Fund - Class A [Member] | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Global Technology Growth Fund - Class A [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.70%
Columbia Global Technology Growth Fund - Class A [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Columbia Global Technology Growth Fund - Class A [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Columbia Global Technology Growth Fund - Class A [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Columbia Global Technology Growth Fund - Class A [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Global Technology Growth Fund - Class A [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Global Technology Growth Fund - Class A [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.40%
Columbia Global Technology Growth Fund - Class A [Member] | Systems Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Columbia Global Technology Growth Fund - Class A [Member] | Technology Hardware Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Columbia Global Technology Growth Fund - Class A [Member] | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Columbia Global Technology Growth Fund - Class A [Member] | Semiconductor Materials & Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Columbia Global Technology Growth Fund - Class A [Member] | Internet Services & Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Global Technology Growth Fund - Class A [Member] | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Global Technology Growth Fund - Class A [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia Global Technology Growth Fund - Class C [Member] | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Columbia Global Technology Growth Fund - Class C [Member] | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Columbia Global Technology Growth Fund - Class C [Member] | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Columbia Global Technology Growth Fund - Class C [Member] | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Columbia Global Technology Growth Fund - Class C [Member] | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Global Technology Growth Fund - Class C [Member] | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Global Technology Growth Fund - Class C [Member] | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Global Technology Growth Fund - Class C [Member] | Lam Research Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Global Technology Growth Fund - Class C [Member] | Taiwan Semiconductor Manufacturing Co., Ltd., ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Global Technology Growth Fund - Class C [Member] | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Global Technology Growth Fund - Class C [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.70%
Columbia Global Technology Growth Fund - Class C [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Columbia Global Technology Growth Fund - Class C [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Columbia Global Technology Growth Fund - Class C [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Columbia Global Technology Growth Fund - Class C [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Global Technology Growth Fund - Class C [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Global Technology Growth Fund - Class C [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.40%
Columbia Global Technology Growth Fund - Class C [Member] | Systems Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Columbia Global Technology Growth Fund - Class C [Member] | Technology Hardware Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Columbia Global Technology Growth Fund - Class C [Member] | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Columbia Global Technology Growth Fund - Class C [Member] | Semiconductor Materials & Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Columbia Global Technology Growth Fund - Class C [Member] | Internet Services & Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Global Technology Growth Fund - Class C [Member] | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Global Technology Growth Fund - Class C [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia Global Technology Growth Fund - Institutional Class [Member] | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Columbia Global Technology Growth Fund - Institutional Class [Member] | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Columbia Global Technology Growth Fund - Institutional Class [Member] | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Columbia Global Technology Growth Fund - Institutional Class [Member] | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Columbia Global Technology Growth Fund - Institutional Class [Member] | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Global Technology Growth Fund - Institutional Class [Member] | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Global Technology Growth Fund - Institutional Class [Member] | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Global Technology Growth Fund - Institutional Class [Member] | Lam Research Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Global Technology Growth Fund - Institutional Class [Member] | Taiwan Semiconductor Manufacturing Co., Ltd., ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Global Technology Growth Fund - Institutional Class [Member] | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Global Technology Growth Fund - Institutional Class [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.70%
Columbia Global Technology Growth Fund - Institutional Class [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Columbia Global Technology Growth Fund - Institutional Class [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Columbia Global Technology Growth Fund - Institutional Class [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Columbia Global Technology Growth Fund - Institutional Class [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Global Technology Growth Fund - Institutional Class [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Global Technology Growth Fund - Institutional Class [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.40%
Columbia Global Technology Growth Fund - Institutional Class [Member] | Systems Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Columbia Global Technology Growth Fund - Institutional Class [Member] | Technology Hardware Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Columbia Global Technology Growth Fund - Institutional Class [Member] | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Columbia Global Technology Growth Fund - Institutional Class [Member] | Semiconductor Materials & Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Columbia Global Technology Growth Fund - Institutional Class [Member] | Internet Services & Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Global Technology Growth Fund - Institutional Class [Member] | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Global Technology Growth Fund - Institutional Class [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia Global Technology Growth Fund - Institutional 2 Class [Member] | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Columbia Global Technology Growth Fund - Institutional 2 Class [Member] | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Columbia Global Technology Growth Fund - Institutional 2 Class [Member] | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Columbia Global Technology Growth Fund - Institutional 2 Class [Member] | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Columbia Global Technology Growth Fund - Institutional 2 Class [Member] | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Global Technology Growth Fund - Institutional 2 Class [Member] | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Global Technology Growth Fund - Institutional 2 Class [Member] | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Global Technology Growth Fund - Institutional 2 Class [Member] | Lam Research Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Global Technology Growth Fund - Institutional 2 Class [Member] | Taiwan Semiconductor Manufacturing Co., Ltd., ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Global Technology Growth Fund - Institutional 2 Class [Member] | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Global Technology Growth Fund - Institutional 2 Class [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.70%
Columbia Global Technology Growth Fund - Institutional 2 Class [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Columbia Global Technology Growth Fund - Institutional 2 Class [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Columbia Global Technology Growth Fund - Institutional 2 Class [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Columbia Global Technology Growth Fund - Institutional 2 Class [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Global Technology Growth Fund - Institutional 2 Class [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Global Technology Growth Fund - Institutional 2 Class [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.40%
Columbia Global Technology Growth Fund - Institutional 2 Class [Member] | Systems Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Columbia Global Technology Growth Fund - Institutional 2 Class [Member] | Technology Hardware Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Columbia Global Technology Growth Fund - Institutional 2 Class [Member] | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Columbia Global Technology Growth Fund - Institutional 2 Class [Member] | Semiconductor Materials & Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Columbia Global Technology Growth Fund - Institutional 2 Class [Member] | Internet Services & Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Global Technology Growth Fund - Institutional 2 Class [Member] | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Global Technology Growth Fund - Institutional 2 Class [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia Global Technology Growth Fund - Institutional 3 Class [Member] | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Columbia Global Technology Growth Fund - Institutional 3 Class [Member] | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Columbia Global Technology Growth Fund - Institutional 3 Class [Member] | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Columbia Global Technology Growth Fund - Institutional 3 Class [Member] | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Columbia Global Technology Growth Fund - Institutional 3 Class [Member] | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Global Technology Growth Fund - Institutional 3 Class [Member] | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Global Technology Growth Fund - Institutional 3 Class [Member] | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Global Technology Growth Fund - Institutional 3 Class [Member] | Lam Research Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Global Technology Growth Fund - Institutional 3 Class [Member] | Taiwan Semiconductor Manufacturing Co., Ltd., ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Global Technology Growth Fund - Institutional 3 Class [Member] | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Global Technology Growth Fund - Institutional 3 Class [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.70%
Columbia Global Technology Growth Fund - Institutional 3 Class [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Columbia Global Technology Growth Fund - Institutional 3 Class [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Columbia Global Technology Growth Fund - Institutional 3 Class [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Columbia Global Technology Growth Fund - Institutional 3 Class [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Global Technology Growth Fund - Institutional 3 Class [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Global Technology Growth Fund - Institutional 3 Class [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.40%
Columbia Global Technology Growth Fund - Institutional 3 Class [Member] | Systems Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Columbia Global Technology Growth Fund - Institutional 3 Class [Member] | Technology Hardware Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Columbia Global Technology Growth Fund - Institutional 3 Class [Member] | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Columbia Global Technology Growth Fund - Institutional 3 Class [Member] | Semiconductor Materials & Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Columbia Global Technology Growth Fund - Institutional 3 Class [Member] | Internet Services & Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Global Technology Growth Fund - Institutional 3 Class [Member] | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Global Technology Growth Fund - Institutional 3 Class [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia Global Technology Growth Fund - Class S [Member] | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Columbia Global Technology Growth Fund - Class S [Member] | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Columbia Global Technology Growth Fund - Class S [Member] | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Columbia Global Technology Growth Fund - Class S [Member] | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Columbia Global Technology Growth Fund - Class S [Member] | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Global Technology Growth Fund - Class S [Member] | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Global Technology Growth Fund - Class S [Member] | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Global Technology Growth Fund - Class S [Member] | Lam Research Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Global Technology Growth Fund - Class S [Member] | Taiwan Semiconductor Manufacturing Co., Ltd., ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Global Technology Growth Fund - Class S [Member] | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Global Technology Growth Fund - Class S [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.70%
Columbia Global Technology Growth Fund - Class S [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Columbia Global Technology Growth Fund - Class S [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Columbia Global Technology Growth Fund - Class S [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Columbia Global Technology Growth Fund - Class S [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Global Technology Growth Fund - Class S [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Global Technology Growth Fund - Class S [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.40%
Columbia Global Technology Growth Fund - Class S [Member] | Systems Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Columbia Global Technology Growth Fund - Class S [Member] | Technology Hardware Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Columbia Global Technology Growth Fund - Class S [Member] | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Columbia Global Technology Growth Fund - Class S [Member] | Semiconductor Materials & Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Columbia Global Technology Growth Fund - Class S [Member] | Internet Services & Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Global Technology Growth Fund - Class S [Member] | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Global Technology Growth Fund - Class S [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%